Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG Systematica Managed Futures Strategy Fund
Supplement dated December 6, 2024 to the Prospectus, dated March 1, 2024, as revised April 15, 2024
The following information supplements and supersedes any information to the contrary relating to AMG Systematica Managed Futures Strategy Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.
Effective immediately, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by each of the Fund and the Fund’s wholly-owned subsidiary by 0.30%, from 1.20% to 0.90%.
Effective immediately, to reflect the change described above and other changes, the Prospectus is revised as follows:
The sections under “Summary of the Fund – AMG Systematica Managed Futures Strategy Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	1.20%	1.20%	1.20%
Distribution and Service (12b‑1) Fees	0.25%	None	None
Other Expenses[2]	1.71%	1.66%	1.56%

Total Annual Fund Operating Expenses	3.16%	2.86%	2.76%

Fee Waiver and Expense Reimbursements[3,4]	(1.66)%	(1.66)%	(1.66)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	1.50%	1.20%	1.10%

[1] Includes management fee payable to AMG Funds LLC (the “Investment Manager”) by the Fund’s wholly-owned subsidiary. The management fee paid by the Fund to the Investment Manager is reduced by an amount equal to the management fee the Investment Manager receives from the subsidiary under the management contract between the Investment Manager and the subsidiary.
[2] Because the Fund is new, “Other Expenses” are based on estimates for the Fund’s first full fiscal year.
[3] The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse the Fund’s and/or the subsidiary’s expenses in order to limit the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Fund and the subsidiary (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund and the subsidiary in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund or the subsidiary, provided that such repayment would not cause the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund or the subsidiary. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[4] The Investment Manager has contractually agreed, through February 1, 2026, to waive the management fee payable by each of the Fund and the Fund’s wholly-owned subsidiary by 0.30%, from 1.20% to 0.90%. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitations through February 1, 2026. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N	$153	$652
Class I	$122	$561
Class Z	$112	$530

AMG Systematica Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AMG FUNDS I
AMG Systematica Managed Futures Strategy Fund
Supplement dated December 6, 2024 to the Prospectus, dated March 1, 2024, as revised April 15, 2024
The following information supplements and supersedes any information to the contrary relating to AMG Systematica Managed Futures Strategy Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”), dated and revised as noted above.
Effective immediately, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by each of the Fund and the Fund’s wholly-owned subsidiary by 0.30%, from 1.20% to 0.90%.
Effective immediately, to reflect the change described above and other changes, the Prospectus is revised as follows:
The sections under “Summary of the Fund – AMG Systematica Managed Futures Strategy Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	1.20%	1.20%	1.20%
Distribution and Service (12b‑1) Fees	0.25%	None	None
Other Expenses[2]	1.71%	1.66%	1.56%

Total Annual Fund Operating Expenses	3.16%	2.86%	2.76%

Fee Waiver and Expense Reimbursements[3,4]	(1.66)%	(1.66)%	(1.66)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	1.50%	1.20%	1.10%

[1] Includes management fee payable to AMG Funds LLC (the “Investment Manager”) by the Fund’s wholly-owned subsidiary. The management fee paid by the Fund to the Investment Manager is reduced by an amount equal to the management fee the Investment Manager receives from the subsidiary under the management contract between the Investment Manager and the subsidiary.
[2] Because the Fund is new, “Other Expenses” are based on estimates for the Fund’s first full fiscal year.
[3] The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse the Fund’s and/or the subsidiary’s expenses in order to limit the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Fund and the subsidiary (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund and the subsidiary in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund or the subsidiary, provided that such repayment would not cause the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund or the subsidiary. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[4] The Investment Manager has contractually agreed, through February 1, 2026, to waive the management fee payable by each of the Fund and the Fund’s wholly-owned subsidiary by 0.30%, from 1.20% to 0.90%. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitations through February 1, 2026. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N	$153	$652
Class I	$122	$561
Class Z	$112	$530

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2026
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimates for the Fund’s first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitations through February 1, 2026. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

AMG Systematica Managed Futures Strategy Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.20%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	$ 652
AMG Systematica Managed Futures Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.20%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.66%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	$ 561
AMG Systematica Managed Futures Strategy Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.20%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	$ 530

[1]	Includes management fee payable to AMG Funds LLC (the “Investment Manager”) by the Fund’s wholly-owned subsidiary. The management fee paid by the Fund to the Investment Manager is reduced by an amount equal to the management fee the Investment Manager receives from the subsidiary under the management contract between the Investment Manager and the subsidiary.
[2]	Because the Fund is new, “Other Expenses” are based on estimates for the Fund’s first full fiscal year.
[3]	The Investment Manager has contractually agreed, through February 1, 2026, to waive the management fee payable by each of the Fund and the Fund’s wholly-owned subsidiary by 0.30%, from 1.20% to 0.90%. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[4]	The Investment Manager has contractually agreed, through at least February 1, 2026, to waive management fees and/or pay or reimburse the Fund’s and/or the subsidiary’s expenses in order to limit the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Fund and the subsidiary (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund and the subsidiary in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund or the subsidiary, provided that such repayment would not cause the aggregate of the Fund’s total annual operating expenses and the subsidiary’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund or the subsidiary. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.